Cover	Nov. 14, 2021
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 14, 2021
Entity File Number	001-39214
Entity Registrant Name	CASPER SLEEP INC.
Entity Central Index Key	0001598674
Entity Tax Identification Number	46-3987647
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	Three World Trade Center 175 Greenwich Street
Entity Address, Address Line Two	Floor 40
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10007
City Area Code	347
Local Phone Number	941-1871
Written Communications	false
Soliciting Material	true
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.000001 per share
Trading Symbol	CSPR
Security Exchange Name	NYSE
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false